Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.09% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.0%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,925,220
4.00%, 10/1/38	A+/F	4,270,000	4,992,313
4.00%, 10/1/36	A+/F	2,455,000	2,886,491
4.00%, 10/1/34	A+/F	2,110,000	2,496,721

			12,300,745
California (99.1%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.)
6.125%, 7/1/41	A-/F	2,045,000	2,082,853
Ser. A, 5.00%, 7/1/42	A-/F	700,000	727,104
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastructure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	506,433
5.00%, 9/2/33	AA	740,000	904,635
5.00%, 9/2/32	AA	350,000	429,426
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,089,280
5.00%, 4/1/32	AA-	3,000,000	3,271,260
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	531,549
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa3	2,000,000	2,404,500
4.00%, 8/1/46	Aa3	1,750,000	1,987,668
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,628,648
Ser. C, 5.00%, 10/1/45	AA-	2,730,000	3,200,488
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	4,149,500
Bay Area Toll Auth. Rev. Bonds, (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/38	AA-	9,850,000	11,392,215
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.03%, 4/1/53	VMIG 1	13,210,000	13,210,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	5,187,285
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,265,000	4,532,160
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,930,806	5,561,209
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,657,143
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	348,006
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,977,796
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	297,155
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A3	1,000,000	1,181,370
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A3	1,800,000	2,131,632
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	524,437
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	179,940
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	921,660
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	304,888
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 0.06%, 8/1/52	VMIG 1	250,000	250,000
CA School Fac. Fin. Auth. Rev. Bonds, (Kipp SoCal Pub. Schools), Ser. A
5.00%, 7/1/54	BBB	3,150,000	3,895,605
5.00%, 7/1/39	BBB	1,000,000	1,265,920
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB-	7,120,000	7,931,110
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,772,718
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	6,138,930
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,663,110
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB-	1,750,000	1,965,163
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,194,730
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,434,313
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	2,118,536
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,663,089
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	1,237,949
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	1,318,570
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	942,664
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,185,186
CA State G.O. Bonds
4.00%, 11/1/50	Aa2	9,000,000	10,153,980
Ser. B1, 0.06%, 5/1/34	VMIG 1	12,395,000	12,395,000
CA State VRDN, Ser. A-2, 0.09%, 5/1/33	VMIG 1	10,270,000	10,270,000
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	4,165,000	5,001,749
(Summit Pub. Schools), 5.00%, 6/1/53	Baa3	2,350,000	2,667,579
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BB+	3,000,000	3,429,300
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	1,200,000	1,449,288
(Summit Pub. Schools), 5.00%, 6/1/47	Baa3	1,000,000	1,140,250
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BB+	215,000	248,669
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,226,600
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB	500,000	513,095
5.00%, 5/1/37	BB	1,000,000	1,024,560
5.00%, 5/1/34	BB	800,000	826,688
5.00%, 5/1/33	BB	600,000	621,528
5.00%, 5/1/31	BB	825,000	863,008
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	4,110,000	4,566,909
CA State Edl. Fac. Auth. Rev. Bonds
(Pepperdine U.), 5.00%, 10/1/49	Aa3	2,000,000	2,379,600
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	501,900
(Pepperdine U.), 5.00%, 9/1/45	Aa3	1,000,000	1,177,410
(Pepperdine U.), 5.00%, 10/1/41	Aa3	1,500,000	1,799,040
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	709,341
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa1	425,000	484,143
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	587,485
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa1	1,000,000	1,104,120
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,472,334
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	326,206
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	472,332
5.00%, 8/1/50	Baa3	500,000	597,360
5.00%, 8/1/40	Baa3	400,000	486,176
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(City of Hope Oblig. Group), 5.00%, 11/15/49	A1	5,000,000	6,033,500
(Sutter Hlth.), Ser. A, 5.00%, 11/15/46 (Prerefunded 11/15/25)	A1	11,685,000	14,346,025
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	7,235,941
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,716,960
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	2,199,738
(PIH Hlth. Inc. Oblig. Group), Ser. A, 5.00%, 6/1/36	A	1,580,000	2,055,311
(PIH Hlth. Inc. Oblig. Group), Ser. A, 5.00%, 6/1/34	A	1,435,000	1,877,827
(PIH Hlth. Inc. Oblig. Group), Ser. A, 5.00%, 6/1/33	A	1,365,000	1,791,631
(City of Hope Oblig. Group), 4.00%, 11/15/45	A1	11,000,000	12,846,350
(PIH Hlth. Inc. Oblig. Group), Ser. A, 4.00%, 6/1/40	A	1,865,000	2,221,942
(PIH Hlth. Inc. Oblig. Group), Ser. A, 4.00%, 6/1/39	A	1,790,000	2,137,779
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	A1	3,000,000	3,421,980
(PIH Hlth. Inc. Oblig. Group), Ser. A, 4.00%, 6/1/38	A	1,720,000	2,059,442
(PIH Hlth. Inc. Oblig. Group), Ser. A, 4.00%, 6/1/37	A	1,660,000	1,993,378
(CommonSpirit Hlth. Oblig. Group), Ser. A, 4.00%, 4/1/37	Baa1	3,000,000	3,577,320
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,156,640
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,695,036
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/41	A	1,000,000	1,232,400
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/39	A	1,110,000	1,377,055
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	750,354
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/34	A	445,000	559,218
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/33	A	820,000	1,032,364
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/32	A	780,000	987,956
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/31	A	745,000	952,334
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/30	A	705,000	908,893
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/29	A	675,000	859,316
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/28	A	640,000	805,696
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/27	A	610,000	755,363
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/26	A	230,000	279,535
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/25	A	540,000	640,969
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/24	A	525,000	604,601
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/23	A	250,000	278,655
Ser. B, 4.00%, 11/1/55	A	915,000	1,063,001
Ser. B, 4.00%, 11/1/50	A	860,000	1,007,533
(Los Angeles Cnty. Museum of Natural History Foundation), 4.00%, 7/1/50	A2	7,125,000	8,181,709
Ser. B, 4.00%, 11/1/45	A	850,000	1,000,204
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,626,723
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	574,397
Ser. B, 4.00%, 11/1/37	A	1,720,000	2,073,426
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	587,574
Ser. B, 4.00%, 11/1/36	A	800,000	968,240
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	978,428
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings, LLC)
5.00%, 1/1/55	BB-/P	3,050,000	3,207,624
4.125%, 1/1/35	BB-/P	500,000	506,865
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	726,228
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,125,520
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	833,426
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	3,261,859
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,532,680
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,838,850
(LINXS PPM), 5.00%, 12/31/43	BBB-/F	10,600,000	12,527,610
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	3,695,000	4,281,729
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	5,000,000	6,035,950
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	2,000,000	2,334,580
(Master's U. (The)), 5.00%, 8/1/39	BB+	3,390,000	3,737,306
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,516,493
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/35	BBB-/F	1,000,000	1,204,470
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/34	BBB-/F	1,200,000	1,449,528
(Master's U. (The)), 5.00%, 8/1/34	BB+	1,385,000	1,548,555
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/33	BBB-/F	1,000,000	1,209,500
(West Village Student Hsg.), BAM, 4.00%, 5/15/48	AA	5,000,000	5,530,300
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,361,826
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	5,496,750
(U. of the Pacific), 4.00%, 11/1/42(WIS)	A2	1,600,000	1,813,904
(U. of the Pacific), 4.00%, 11/1/40	A2	600,000	703,248
(U. of the Pacific), 4.00%, 11/1/39	A2	585,000	687,644
(U. of the Pacific), 4.00%, 11/1/38	A2	900,000	1,060,344
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/38	A-/F	3,790,000	4,203,300
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	472,676
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A-/F	2,820,000	3,133,979
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	1,018,610
(United Airlines, Inc.), 4.00%, 7/15/29	B+	5,000,000	5,440,450
CA State Muni. Fin. Auth. Special Tax, Ser. B
4.00%, 9/1/50	BB-/P	1,525,000	1,640,275
4.00%, 9/1/43	BB-/P	1,070,000	1,163,957
4.00%, 9/1/35	BB-/P	660,000	730,382
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,549,389
5.00%, 6/1/38	Ba1	1,680,000	1,889,714
5.00%, 6/1/28	Ba1	430,000	484,073
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,650,944
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	4,500,000	4,512,735
4.75%, 11/1/46	A	2,250,000	2,575,395
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	15,055,410
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,670,525
2.50%, 7/1/31	A-	1,125,000	1,201,736
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	5,215,276
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,342,840
5.00%, 1/1/43	BBB+	7,195,000	8,525,284
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	1,000,000	1,158,190
Ser. B-1, 5.00%, 6/1/49	BBB-	1,000,000	1,227,080
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB-	500,000	600,320
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,289,700
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/33	A-	600,000	799,782
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/32	A-	1,075,000	1,457,818
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/31	A-	475,000	644,152
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/28	A	620,000	807,953
Ser. A, 4.00%, 6/1/49	BBB+	2,525,000	2,934,833
(Gold Country Settlement Funding Corp.), Ser. A, 4.00%, 6/1/49	BBB+	1,000,000	1,169,110
(Gold Country Settlement Funding Corp.), Ser. B-1, 4.00%, 6/1/49	BBB-	325,000	358,823
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/49	BBB+	1,000,000	1,152,680
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	BBB+	100,000	116,328
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	BBB+	100,000	116,619
Ser. A, 4.00%, 6/1/40	A-	400,000	480,804
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	236,766
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	384,745
Ser. A, 4.00%, 6/1/39	A-	300,000	361,764
Ser. A, 4.00%, 6/1/38	A-	275,000	332,681
(Gold Country Settlement Funding Corp.), Ser. A, 4.00%, 6/1/38	A-	1,100,000	1,323,069
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	297,943
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	953,416
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	119,576
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	269,948
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	731,860
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	120,986
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	423,451
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	244,012
(Sonoma Cnty. Securitization Corp.), 1.375%, 6/1/30	BBB+	250,000	260,800
(Gold Country Settlement Funding Corp.), Ser. B-1, 1.10%, 6/1/30	BBB+	200,000	204,510
Ser. B-2, zero %, 6/1/55	BB/P	10,390,000	1,953,528
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,687,698
CA State, Pub. Wks. Board Rev. Bonds
Ser. A, 5.00%, 2/1/32(WIS)	Aa3	2,500,000	3,293,875
Ser. A, 5.00%, 2/1/31(WIS)	Aa3	2,000,000	2,595,300
Ser. A, 5.00%, 2/1/30(WIS)	Aa3	1,000,000	1,274,900
(Various Capital), Ser. B, 4.00%, 3/1/45	Aa3	1,000,000	1,204,040
(Various Capital), Ser. B, 4.00%, 3/1/40	Aa3	575,000	702,943
(Various Capital), Ser. B, 4.00%, 3/1/39	Aa3	500,000	612,595
(Various Capital), Ser. B, 4.00%, 3/1/38	Aa3	450,000	552,830
(Various Capital), Ser. B, 4.00%, 3/1/37	Aa3	500,000	616,010
(Various Capital), Ser. B, 4.00%, 3/1/36	Aa3	200,000	247,464
(Various Capital), Ser. B, 4.00%, 3/1/35	Aa3	500,000	620,870
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,045,700
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	1,300,000	1,356,056
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,256,900
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,836,085
AGM, 5.00%, 11/15/44 (Prerefunded 11/15/24)	AA	5,195,000	6,122,827
(American Baptist Homes of the West), 5.00%, 10/1/43 (Prerefunded 10/1/22)	A-/F	1,190,000	1,287,794
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,267,138
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,887,689
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	627,504
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	368,516
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22 (Escrowed to maturity)	A-/F	1,155,000	1,219,668
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,299,520
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,722,013
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB+	2,500,000	2,627,950
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,158,580
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	1,028,554
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	942,320
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	732,040
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	4,600,000	4,608,602
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,599,394
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,734,182
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	537,562
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	430,346
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	831,254
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	750,000	760,875
CA Statewide Communities Dev. Auth. Rev. Bonds, (Emanate Hlth. Oblig. Group), Ser. A, 4.00%, 4/1/45	A	2,000,000	2,336,120
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa1	455,000	456,656
Campbell, Union High School Dist. G.O. Bonds, (Election 2016), Ser. B, 4.00%, 8/1/37	AAA	2,410,000	2,775,693
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	2,093,867
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,750,200
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	664,409
zero %, 8/1/39	AA	1,075,000	581,478
zero %, 8/1/38	AA	1,000,000	566,260
zero %, 8/1/36	AA	545,000	337,322
zero %, 8/1/34	AA	715,000	484,055
zero %, 8/1/33	AA	250,000	176,998
Chino Valley, Unified School Dist. G.O. Bonds, Ser. B
5.00%, 8/1/55	Aa2	8,200,000	10,698,704
4.00%, 8/1/45	Aa2	2,500,000	3,003,525
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,389,451
4.00%, 9/1/45	BB/P	500,000	552,550
3.00%, 9/1/25	BB/P	345,000	368,153
3.00%, 9/1/24	BB/P	335,000	353,214
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	831,531
5.50%, 9/1/29	AA-	2,165,000	2,437,335
Cloverdale Unified School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/49	Aa3	5,000,000	5,780,200
Commerce, Redev. Agcy. Tax Alloc. Bonds, (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	2,470,000	2,465,776
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	AA-	585,000	639,124
Ser. A, 5.00%, 9/1/32	AA-	1,125,000	1,231,560
(Sr. Lien), Ser. A, 5.00%, 9/1/28	AA-	275,000	304,230
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	12,970,000	15,357,518
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds, (Renaissance at City Ctr.), 5.00%, 7/1/51	BB-/P	3,675,000	4,257,047
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	1,000,000	1,074,340
4.00%, 9/1/40	BB-/P	400,000	435,408
4.00%, 9/1/36	BB-/P	175,000	192,938
4.00%, 9/1/33	BB-/P	425,000	470,968
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,290,877
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	573,375
Fairfield Cmnty., Fac. Dist. Special Tax Bonds, (Impt. Area B), Ser. A
5.00%, 9/1/49	BB/P	1,600,000	1,850,336
5.00%, 9/1/44	BB/P	1,000,000	1,165,020
5.00%, 9/1/39	BB/P	500,000	592,165
Fairfield-Suisun, Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/34	Aa2	3,290,000	3,820,249
4.00%, 8/1/33	Aa2	3,015,000	3,517,510
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	1,000,000	1,071,460
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,455,064
Folsom Ranch, Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 19), 5.00%, 9/1/49	BB-/P	1,000,000	1,151,420
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	995,256
4.00%, 9/1/45	BB+/P	750,000	832,583
4.00%, 9/1/40	BB+/P	625,000	700,094
4.00%, 9/1/36	BB+/P	550,000	620,752
4.00%, 9/1/32	BB+/P	240,000	273,866
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A-	8,000,000	9,397,280
Franklin-McKinley, School Dist. G.O. Bonds
(Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	3,386,243
(Franklin-Mckinley School Dist.), Ser. A, 4.00%, 8/1/49	Aa3	2,300,000	2,667,724
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47	BB/P	11,000,000	11,411,620
Ser. A, 5.00%, 6/1/45	Aa3	16,575,000	19,127,716
Ser. A, 5.00%, 6/1/40	Aa3	23,940,000	27,842,459
Ser. A, 5.00%, 6/1/35	Aa3	1,065,000	1,247,914
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35	BB+	2,500,000	3,034,900
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/34	BBB-	2,500,000	3,058,125
Ser. A, 5.00%, 6/1/33	Aa3	4,355,000	5,117,169
Ser. A-1, 5.00%, 6/1/31	BBB	5,000,000	6,234,100
Ser. A-1, 5.00%, 6/1/27	BBB	2,000,000	2,502,200
Ser. A-1, 5.00%, 6/1/26	BBB	1,100,000	1,343,925
Ser. A, AMBAC, zero %, 6/1/24	Aa3	12,000,000	11,803,920
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds, (Election 2012), Ser. B, 4.00%, 8/1/47	Aa2	3,500,000	4,096,575
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,997,205
zero %, 8/1/36	Aa2	4,750,000	2,854,275
zero %, 8/1/35	Aa2	1,000,000	630,830
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	3,791,340
Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38 (Prerefunded 8/1/24)	A1	1,995,000	2,333,352
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,946,771	3,409,945
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	300,985
5.00%, 5/1/34	AA	500,000	607,105
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,545,402
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,128,330
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,688,625
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,075,380
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	236,496
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,182,480
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	477,860
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,194,650
BAM, 5.00%, 9/1/38	AA	2,500,000	2,866,675
(Cmnty. Fac. Dist. No. 09-1), Ser. A, BAM, 4.00%, 9/1/49	AA	2,000,000	2,321,780
(Cmnty. Fac. Dist. No. 09-1), Ser. A, BAM, 4.00%, 9/1/44	AA	1,000,000	1,170,690
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	681,330
5.00%, 9/1/32	A+	2,475,000	2,816,476
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,701,660
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29 (Prerefunded 5/15/22)	BBB-/F	635,000	682,650
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,234,163
5.00%, 9/1/31	BB+/P	1,045,000	1,174,705
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,120,700
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	6,591,250
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,178,145
zero %, 8/1/33	Aa2	625,000	503,663
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,365,960
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,954,450
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	555,980
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,150,370
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,536,580
Los Angeles, Cmnty. College Dist. G.O. Bonds, Ser. G, 4.00%, 8/1/34 (Prerefunded 8/1/24)	Aaa	2,610,000	2,964,856
Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,480,000	1,721,669
5.00%, 9/1/30	A+	1,480,000	1,723,046
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. F, 5.00%, 5/15/44(T)	A+	10,000,000	12,093,212
(Los Angeles Intl. Arpt.), Ser. F, 4.00%, 5/15/49(T)	A+	8,000,000	9,460,779
Ser. A, 4.00%, 5/15/34	Aa3	1,155,000	1,292,861
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,471,062
Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds, (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	4,007,881
Los Angeles, Unified School Dist. G.O. Bonds
Ser. C, 4.00%, 7/1/37	Aa3	1,445,000	1,781,295
Ser. C, 4.00%, 7/1/36	Aa3	1,250,000	1,546,088
Ser. RYQ, 4.00%, 7/1/36	Aa3	5,000,000	6,184,350
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	10,007,940
Ser. A, 6.125%, 11/1/29	BBB+	1,025,000	1,312,461
Ser. B, 6.125%, 11/1/29	BBB+	2,570,000	3,290,448
Madera, Unified School Dist. G.O. Bonds, 4.00%, 8/1/47	Aa3	4,500,000	5,249,565
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	4,100,110
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,268,067
Mountain View, Shoreline Regl. Pk. Cmnty. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 8/1/43	AA	5,615,000	7,014,258
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,679,200
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,069,230
Napa Valley, Cmnty. College Dist. G.O. Bonds
stepped-coupon zero % (4.00%, 2/1/21), 8/1/34(STP)	Aa3	1,500,000	1,690,125
stepped-coupon zero % (4.00%, 2/1/21), 8/1/33(STP)	Aa3	2,500,000	2,823,850
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM, 5.00%, 9/1/33	AA	660,000	814,796
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,660,020
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A3	13,000,000	14,493,050
Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
Ser. A, 5.00%, 8/1/40	A1	4,000,000	4,640,040
Ser. C, 5.00%, 8/1/38	A1	3,235,000	3,958,184
Ser. C, 5.00%, 8/1/37	A1	8,520,000	10,446,372
Ser. A, 5.00%, 8/1/35	A1	1,000,000	1,168,940
Ontario, Cmnty. Fac. Special Tax, (Dist. No. 43), 4.00%, 9/1/50	BB/P	1,000,000	1,112,370
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,826,913
5.00%, 8/15/32	A+	1,000,000	1,044,670
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, NATL, 5.25%, 9/1/30	AA-	1,295,000	1,634,925
Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	11,561,900
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,323,038
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	487,781
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	Baa2	955,000	1,005,615
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,416,580
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,405,763
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	AA	1,990,000	2,252,700
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	AA	1,010,000	1,151,905
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	334,425
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	906,200
stepped-coupon zero % (5.000%, 10/1/21), 10/1/28(STP)	AA	235,000	276,254
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/26(STP)	AA	500,000	595,055
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	502,917
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A	750,000	816,173
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	500,000	560,440
5.00%, 9/1/39	BB+/P	500,000	560,980
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,990,210
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,286,078
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,628,285
4.00%, 9/1/45	BBB+/F	750,000	836,513
4.00%, 9/1/40	BB+/P	555,000	625,729
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,175,580
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,128,690
5.00%, 9/1/45	BB/P	400,000	452,968
5.00%, 9/1/39	BB/P	465,000	534,132
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	487,539
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	1,088,150
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/40	BB-/P	575,000	631,695
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/35	BB-/P	350,000	388,465
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/33	BB-/P	250,000	278,580
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,424,150
5.00%, 9/1/33	BBB-/P	1,000,000	1,147,640
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A	10,000,000	9,793,800
Salinas, Union High School Dist. G.O. Bonds, Ser. B
4.00%, 8/1/49	Aa2	3,600,000	4,258,692
4.00%, 8/1/45	Aa2	5,000,000	5,948,850
San Bernardino Cnty., FRB, Ser. C, 0.385%, 8/1/23	AA+	7,500,000	7,437,000
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,791,300
San Diego Assn. of Govt. Capital Grant Receipts Rev. Bonds, (Mid Coast Corridor Transit), Ser. B, 1.80%, 11/15/27	A-	9,465,000	9,892,818
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	975,000	1,055,740
San Diego Cnty., Special Tax Bonds
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/50	BB/P	875,000	950,609
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/50	BB/P	1,100,000	1,195,051
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/45	BB/P	550,000	601,040
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/45	BB/P	1,000,000	1,092,250
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A-	1,000,000	1,137,940
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,503,640
San Diego, Cmnty College Dist. G.O. Bonds, 4.00%, 8/1/41	Aaa	2,345,000	2,689,738
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	835,000	905,065
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	683,983
zero %, 7/1/33	Aa2	1,645,000	1,202,495
zero %, 7/1/32	Aa2	1,955,000	1,501,479
San Francisco, City & Cnty. G.O. Bonds, Ser. A, 4.00%, 6/15/36	Aaa	5,155,000	5,693,543
San Francisco, City & Cnty. Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa2	5,000,000	5,778,500
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.00%, 5/1/49	A1	10,000,000	12,286,900
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/47	A1	3,000,000	3,621,960
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/39	A1	1,510,000	1,856,756
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/38	A1	1,500,000	1,848,960
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/35	A1	1,475,000	1,833,941
Ser. 20B, 4.00%, 5/1/40	A1	500,000	596,475
Ser. 20B, 4.00%, 5/1/39	A1	1,250,000	1,493,513
Ser. 20B, 4.00%, 5/1/38	A1	2,500,000	2,994,800
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN Rev. Bonds, Ser. B, 0.06%, 5/1/58	VMIG 1	18,505,000	18,505,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,206,120
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,972,968
San Jacinto, Unified School Dist. Fin. Auth. Special Tax
5.00%, 9/1/49	BB/P	2,650,000	3,049,726
5.00%, 9/1/44	BB/P	1,800,000	2,085,318
5.00%, 9/1/36	BB/P	600,000	706,824
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	A-	7,125,000	8,052,461
San Juan, Unified School Dist. G.O. Bonds
3.00%, 8/1/36	Aa2	2,630,000	2,927,716
3.00%, 8/1/35	Aa2	1,900,000	2,127,525
Santa Ana, Gas Tax Rev. Bonds
4.00%, 1/1/40	AA-	1,670,000	1,963,202
4.00%, 1/1/39	AA-	1,710,000	2,035,037
4.00%, 1/1/38	AA-	1,500,000	1,789,620
Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.25%, 9/1/27	A	3,235,000	3,339,782
5.10%, 9/1/30	A	470,000	484,824
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,426,640
5.00%, 8/1/31	AA	2,410,000	2,935,260
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,708,395
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,045,240
5.00%, 8/15/30	AA	1,130,000	1,182,997
South Western Cmnty. College Dist. G.O. Bonds, (Election 2008), Ser. D, zero %, 8/1/37	Aa2	3,100,000	1,600,313
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,366,819
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40 (Prerefunded 10/1/23)	A	1,250,000	1,457,200
6.25%, 10/1/38 (Prerefunded 10/1/23)	A	2,235,000	2,605,474
6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	871,763
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,238,190
5.00%, 2/1/35	A	2,410,000	2,992,280
5.00%, 2/1/34	A	2,295,000	2,853,396
5.00%, 2/1/31	A	1,325,000	1,667,486
Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A, 5.00%, 8/1/42	AA	3,000,000	3,368,760
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	620,000	622,424
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A3	2,330,000	2,720,368
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, Class 1, 5.00%, 6/1/48	BBB+	2,000,000	2,500,140
Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	14,250,000	17,330,708
5.00%, 6/1/39	A-	1,000,000	1,292,900
Ser. A, Class 1, 5.00%, 6/1/38	A-	725,000	939,992
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,465,295
U. of CA Rev. Bonds
Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	11,551,571
4.00%, 5/15/47	Aa2	3,000,000	3,615,750
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47	Aa3	10,000,000	11,968,900
Vacaville, Unified School Dist. G.O. Bonds, Ser. D
4.00%, 8/1/45	Aa2	1,850,000	2,171,216
4.00%, 8/1/42	Aa2	1,000,000	1,182,090
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/37	BBB+	795,000	981,690
5.00%, 8/1/36	BBB+	1,525,000	1,890,268
5.00%, 8/1/34	BBB+	1,060,000	1,321,884
5.00%, 8/1/33	BBB+	960,000	1,200,182
5.00%, 8/1/32	BBB+	1,000,000	1,256,380
5.00%, 8/1/31	BBB+	770,000	973,018
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,418,338

			1,203,227,872
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	920,000	1,006,195
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,792,275
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,075,830

			3,874,300
Illinois (0.6%)
IL State G.O. Bonds
5.00%, 1/1/41	Baa3	1,770,000	1,931,778
5.00%, 11/1/38	Baa3	4,200,000	4,660,427

			6,592,205

Total municipal bonds and notes (cost $1,140,934,377)			$1,225,995,122

SHORT-TERM INVESTMENTS (0.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	1,695,321	$1,695,321

Total short-term investments (cost $1,695,321)		$1,695,321
TOTAL INVESTMENTS

Total investments (cost $1,142,629,698)		$1,227,690,443

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$5,775,000	$6,635	$—	3/17/21	—	0.81% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$6,635

Upfront premium received		—	Unrealized appreciation			6,635

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$6,635

Key to holding's abbreviations
ABAG	Association Of Bay Area Governments
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Indemnity Corporation
BAM	Build America Mutual
COP	Certificates of Participation
FCS	Farm Credit System
FGIC	Financial Guaranty Insurance Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corporation
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.09% as of the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,214,268,271.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$1,031,687	$106,021,281	$105,357,647	$2,708	$1,695,321

	Total Short-term investments	$1,031,687	$106,021,281	$105,357,647	$2,708	$1,695,321
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(WIS)	When-issued security (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
At the close of the reporting period, the fund maintained liquid assets totaling $32,842,289 to cover tender option bonds and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.09%, 0.14% and 0.24%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local Debt	14.4%
	Healthcare	13.4
	Transportation	12.3
	State Debt	12.1
	Education	11.8
	Land	11.5
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
At the close of the reporting period, the fund’s investments with a value of $21,553,991 were held by the TOB trust and served as collateral for $13,524,596 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $5,344 for these investments based on an average interest rate of 0.16%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,225,995,122	$—
Short-term investments	1,695,321	—	—

Totals by level	$1,695,321	$1,225,995,122	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	—	6,635	—

Totals by level	$—	$6,635	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	20
OTC total return swap contracts (notional)	$12,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com